UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: March 31, 2019

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	March 31, 2019

QS

S&P 500 INDEX FUND

Beginning in March 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the Fund intends to no longer mail paper copies of the Fund’s shareholder reports like this one, unless you specifically request paper copies of the reports from the Fund or from your Service Agent or financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically (“e-delivery”), you will not be affected by this change and you need not take any action. If you have not already elected e-delivery, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting your Service Agent or, if you are a direct shareholder with the Fund, by calling 1-877-721-1926.

You may elect to receive all future reports in paper free of charge. If you invest through a Service Agent, you can contact your Service Agent to request that you continue to receive paper copies of your shareholder reports. That election will apply to all Legg Mason funds held in your account at that Service Agent. If you are a direct shareholder with the Fund, you can call the Fund at 1-877-721-1926, or write to the Fund by regular mail at Legg Mason Funds, P.O. Box 9699, Providence, RI 02940-9699 or by express, certified or registered mail to Legg Mason Funds, 4400 Computer Drive, Westborough, MA 01581 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account held directly with the fund complex.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

“Standard & Poor’s®”, “S&P®”, “S&P 500®”, “Standard & Poor’s 500” and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Legg Mason Partners Fund Advisor, LLC (“LMPFA”). The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund.

Fund objective

The Fund seeks to provide investment results that, before fees and expenses, correspond to the price and yield performance of the S&P 500® Index.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of QS S&P 500 Index Fund for the six-month reporting period ended March 31, 2019. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

April 26, 2019

II	QS S&P 500 Index Fund

Investment commentary

Economic review

Economic activity in the U.S. was mixed during the six months ended March 31, 2019 (the “reporting period”). Looking back, the U.S. Department of Commerce reported that third quarter 2018 U.S. gross domestic product (“GDP”)i growth was 3.4%. Fourth quarter 2018 GDP growth then moderated to 2.2%. Finally, the U.S. Department of Commerce’s initial reading for first quarter 2019 GDP growth, released after the reporting period ended, was 3.2%. The acceleration in GDP growth during the first quarter of 2019 was attributed to an upturn in state and local government spending, increases in private inventory investment and exports, and a smaller decrease in residential investment. These movements were partly offset by decelerations in personal consumption expenditures and nonresidential fixed investment, along with a downturn in federal government spending.

Job growth in the U.S. was solid overall and was a tailwind for the economy during the reporting period. As reported by the U.S. Department of Labor, when the reporting period ended on March 31, 2019, the unemployment rate was 3.8%, versus 3.7% when the period began. This modest uptick was partially due to an increase in the workforce participation rate. The percentage of longer-term unemployed declined during the reporting period. In March 2019, 21.1% of Americans looking for a job had been out of work for more than six months, versus 22.5% when the period began.

QS S&P 500 Index Fund	III

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (the “Fed”)ii respond to the economic environment?

A. The Fed continued tightening its monetary policy, as it raised interest rates once during the reporting period and further reduced its balance sheet. As widely expected, the Fed raised the federal funds rateiii at its meeting that ended on December 19, 2018, to a range between 2.25% and 2.50%. This represented the Fed’s fourth rate hike in 2018. However, at its meeting that concluded on January 30, 2019, the Fed kept interest rates on hold and said, “In light of global economic and financial developments and muted inflation pressures, the Committee will be patient as it determines what future adjustments to the target range for the federal funds rate may be appropriate ….” Finally, at its meeting that concluded on March 20, 2019, most Federal Open Market Committee (‘FOMC”)iv members indicated that they did not feel additional rate hikes would be needed in 2019.

Q. What factors impacted the U.S. stock market during the reporting period?

A. The U.S. stock market produced choppy results and posted a negative return during the reporting period. The market fell sharply over two of the first three months of the reporting period. This was attributed to trade war concerns, indications that the Fed would continue monetary tightening, and fears of moderating growth and corporate profits. The market then reversed course and moved higher over the last three months of the reporting period. This turnaround was triggered by corporate earnings that were strong overall, the Fed’s indication of a pause in raising interest rates and signs of progress in trade negotiations between the U.S. and China. All told, for the six months ended March 31, 2019, the S&P 500 Indexv returned -1.72%.

Looking at the U.S. stock market more closely, large-cap stocks, as measured by the Russell 1000 Indexvi, returned -1.76% over the reporting period. In contrast, mid-cap stocks, as measured by the Russell Midcap Indexvii, returned -1.38%, whereas small-cap stocks, as measured by the Russell 2000 Indexviii, generated the weakest relative results, returning -8.56%. From an investment style perspective, growth and value stocks, as measured by the Russell 3000 Growthix and Russell 3000 Valuex Indices, returned -2.80% and -1.76%, respectively, during the six months ended March 31, 2019.

Performance review

For the six months ended March 31, 2019, Class A shares of QS S&P 500 Index Fund returned -1.99%. The Fund’s unmanaged benchmark, the S&P 500 Index, returned -1.72% for the same period. The Lipper S&P 500 Index Funds Category Average1 returned -1.91% over the same time frame.

Performance Snapshot as of March 31, 2019 (unaudited)
6 months
QS S&P 500 Index Fund:
Class A	-1.99%
Class D	-1.89%
S&P 500 Index	-1.72%
Lipper S&P 500 Index Funds Category Average	-1.91%

The performance shown represents past performance. Past performance is no guarantee

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended March 31, 2019, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 115 funds in the Fund’s Lipper category, if any.

IV	QS S&P 500 Index Fund

of future results and current performance may be higher or lower than the performance shown. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include the deduction of taxes that a shareholder would pay on Fund distributions. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated February 1, 2019, the gross total annual fund operating expense ratios for Class A and Class D shares were 0.62% and 0.45%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 0.59% for Class A shares and 0.39% for Class D shares. These expense limitation arrangements cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

April 26, 2019

RISKS: Stock prices are subject to market fluctuations. The Fund normally buys or sells a portfolio security only to reflect additions or deletions of stocks that comprise the S&P 500 Index or to adjust for relative weightings. The Fund does not mirror the S&P 500 Index exactly because, unlike the S&P 500 Index, the Fund must maintain a portion of its assets in cash and liquid short-term securities to meet redemption requests and pay the Fund’s expenses. The Fund’s performance will be influenced by political, social and economic factors affecting investments in companies in foreign countries. The Fund may use derivatives, such as futures and options on securities or securities indexes and options on futures, which can be illiquid, may disproportionately increase losses, and have a

QS S&P 500 Index Fund	V

Investment commentary (cont’d)

potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Federal Reserve Board (the “Fed”) is responsible for the formulation of U.S. policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iv

The Federal Open Market Committee (“FOMC”) is a policy-making body of the Federal Reserve System responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

[v]	The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

vi

The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 90% of the U.S. market. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

vii

The Russell Midcap Index measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap is a subset of the Russell 1000 Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership. The Russell Midcap represents approximately 31% of the total market capitalization of the Russell 1000 companies.

viii

The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.

ix

The Russell 3000 Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.)

[x]

The Russell 3000 Value Index measures the performance of the broad value segment of the U.S. equity universe. It includes those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.

VI	QS S&P 500 Index Fund

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of March 31, 2019 and September 30, 2018 and does not include futures contracts. The composition of the Fund’s investments is subject to change at any time.

QS S&P 500 Index Fund 2019 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on October 1, 2018 and held for the six months ended March 31, 2019.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	-1.99%	$1,000.00	$980.10	0.59%	$2.91	Class A	5.00%	$1,000.00	$1,021.99	0.59%	$2.97
Class D	-1.89	1,000.00	981.10	0.39	1.93	Class D	5.00	1,000.00	1,022.99	0.39	1.97

[1]	For the six months ended March 31, 2019.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 365.

2	QS S&P 500 Index Fund 2019 Semi-Annual Report

Schedule of investments (unaudited)

March 31, 2019

QS S&P 500 Index Fund

Security	Shares	Value
Common Stocks — 98.6%
Communication Services — 9.9%
Diversified Telecommunication Services — 2.0%
AT&T Inc.	80,508	$2,524,731
CenturyLink Inc.	11,742	140,787
Verizon Communications Inc.	45,318	2,679,653
Total Diversified Telecommunication Services		5,345,171
Entertainment — 1.8%
Activision Blizzard Inc.	8,628	392,833
Electronic Arts Inc.	3,404	345,949	*
Netflix Inc.	4,855	1,731,099	*
Take-Two Interactive Software Inc.	1,162	109,658	*
Viacom Inc., Class B Shares	4,290	120,420
Walt Disney Co.	19,406	2,154,712
Total Entertainment		4,854,671
Interactive Media & Services — 4.7%
Alphabet Inc., Class A Shares	3,295	3,877,853	*
Alphabet Inc., Class C Shares	3,392	3,979,868	*
Facebook Inc., Class A Shares	26,473	4,412,784	*
TripAdvisor Inc.	1,003	51,604	*
Twitter Inc.	7,930	260,738	*
Total Interactive Media & Services		12,582,847
Media — 1.4%
CBS Corp., Class B Shares, Non Voting Shares	3,590	170,633
Charter Communications Inc., Class A Shares	1,949	676,128	*
Comcast Corp., Class A Shares	49,619	1,983,768
Discovery Inc., Class A Shares	1,990	53,770	*
Discovery Inc., Class C Shares	4,184	106,357	*
DISH Network Corp., Class A Shares	2,780	88,098	*
Fox Corp., Class A Shares	3,898	143,095	*
Fox Corp., Class B Shares	1,790	64,225	*
Interpublic Group of Cos. Inc.	3,892	81,771
News Corp., Class A Shares	4,518	56,204
News Corp., Class B Shares	933	11,653
Omnicom Group Inc.	2,382	173,862
Total Media		3,609,564
Total Communication Services		26,392,253

See Notes to Financial Statements.

QS S&P 500 Index Fund 2019 Semi-Annual Report	3

Schedule of investments (unaudited) (cont’d)

March 31, 2019

QS S&P 500 Index Fund

Security	Shares	Value
Consumer Discretionary — 10.0%
Auto Components — 0.1%
Aptiv PLC	2,828	$224,798
BorgWarner Inc.	2,590	99,482
Total Auto Components		324,280
Automobiles — 0.4%
Ford Motor Co.	43,360	380,701
General Motors Co.	14,591	541,326
Harley-Davidson Inc.	1,472	52,491
Total Automobiles		974,518
Distributors — 0.1%
Genuine Parts Co.	1,333	149,336
LKQ Corp.	3,970	112,669 *
Total Distributors		262,005
Diversified Consumer Services — 0.0%
H&R Block Inc.	2,388	57,169
Hotels, Restaurants & Leisure — 1.8%
Carnival Corp.	4,395	222,914
Chipotle Mexican Grill Inc.	273	193,915 *
Darden Restaurants Inc.	1,476	179,290
Hilton Worldwide Holdings Inc.	3,287	273,183
Marriott International Inc., Class A Shares	3,159	395,159
McDonald’s Corp.	8,490	1,612,251
MGM Resorts International	5,820	149,341
Norwegian Cruise Line Holdings Ltd.	2,140	117,614 *
Royal Caribbean Cruises Ltd.	1,870	214,339
Starbucks Corp.	13,753	1,022,398
Wynn Resorts Ltd.	889	106,076
Yum! Brands Inc.	3,557	355,024
Total Hotels, Restaurants & Leisure		4,841,504
Household Durables — 0.3%
DR Horton Inc.	4,017	166,224
Garmin Ltd.	1,249	107,851
Leggett & Platt Inc.	1,381	58,306
Lennar Corp., Class A Shares	2,944	144,521
Mohawk Industries Inc.	739	93,225 *
Newell Brands Inc.	4,420	67,803
PulteGroup Inc.	2,747	76,806
Whirlpool Corp.	779	103,521
Total Household Durables		818,257

See Notes to Financial Statements.

4	QS S&P 500 Index Fund 2019 Semi-Annual Report

QS S&P 500 Index Fund

Security	Shares	Value
Internet & Direct Marketing Retail — 3.6%
Amazon.com Inc.	4,578	$8,152,274	*
Booking Holdings Inc.	519	905,608	*
eBay Inc.	10,272	381,502
Expedia Group Inc.	1,443	171,717
Total Internet & Direct Marketing Retail		9,611,101
Leisure Products — 0.1%
Hasbro Inc.	1,422	120,898
Mattel Inc.	4,278	55,614	*
Total Leisure Products		176,512
Multiline Retail — 0.5%
Dollar General Corp.	2,929	349,430
Dollar Tree Inc.	2,662	279,616	*
Kohl’s Corp.	1,562	107,419
Macy’s Inc.	3,129	75,190
Nordstrom Inc.	1,057	46,910
Target Corp.	5,798	465,347
Total Multiline Retail		1,323,912
Specialty Retail — 2.3%
Advance Auto Parts Inc.	784	133,695
AutoZone Inc.	294	301,091	*
Best Buy Co. Inc.	2,344	166,565
CarMax Inc.	1,835	128,083	*
Foot Locker Inc.	1,045	63,327
Gap Inc.	2,770	72,519
Home Depot Inc.	12,490	2,396,706
L Brands Inc.	2,818	77,720
Lowe’s Cos. Inc.	8,832	966,839
O’Reilly Automotive Inc.	922	358,013	*
Ross Stores Inc.	4,175	388,692
Tiffany & Co.	1,245	131,410
TJX Cos. Inc.	13,960	742,812
Tractor Supply Co.	1,256	122,787
Ulta Beauty Inc.	603	210,284	*
Total Specialty Retail		6,260,543
Textiles, Apparel & Luxury Goods — 0.8%
Capri Holdings Ltd.	1,513	69,220	*
Hanesbrands Inc.	4,800	85,824
NIKE Inc., Class B Shares	13,838	1,165,298

See Notes to Financial Statements.

QS S&P 500 Index Fund 2019 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

March 31, 2019

QS S&P 500 Index Fund

Security	Shares	Value
Textiles, Apparel & Luxury Goods — continued
PVH Corp.	917	$111,828
Ralph Lauren Corp.	631	81,828
Tapestry Inc.	3,278	106,502
Under Armour Inc., Class A Shares	2,300	48,622	*
Under Armour Inc., Class C Shares	2,316	43,703	*
VF Corp.	3,474	301,925
Total Textiles, Apparel & Luxury Goods		2,014,750
Total Consumer Discretionary		26,664,551
Consumer Staples — 7.2%
Beverages — 1.8%
Brown-Forman Corp., Class B Shares	1,828	96,482
Coca-Cola Co.	42,470	1,990,144
Constellation Brands Inc., Class A Shares	1,839	322,432
Molson Coors Brewing Co., Class B Shares	2,269	135,346
Monster Beverage Corp.	4,561	248,939	*
PepsiCo Inc.	15,479	1,896,952
Total Beverages		4,690,295
Food & Staples Retailing — 1.4%
Costco Wholesale Corp.	4,784	1,158,398
Kroger Co.	9,136	224,746
Sysco Corp.	5,396	360,237
Walgreens Boots Alliance Inc.	8,969	567,469
Walmart Inc.	15,620	1,523,418
Total Food & Staples Retailing		3,834,268
Food Products — 1.1%
Archer-Daniels-Midland Co.	6,054	261,109
Campbell Soup Co.	2,523	96,202
Conagra Brands Inc.	4,083	113,262
General Mills Inc.	6,326	327,371
Hershey Co.	1,514	173,853
Hormel Foods Corp.	3,182	142,426
JM Smucker Co.	1,187	138,286
Kellogg Co.	2,585	148,327
Kraft Heinz Co.	7,014	229,007
Lamb Weston Holdings Inc.	1,680	125,899
McCormick & Co. Inc., Non Voting Shares	1,310	197,325
Mondelez International Inc., Class A Shares	16,348	816,092
Tyson Foods Inc., Class A Shares	3,274	227,314
Total Food Products		2,996,473

See Notes to Financial Statements.

6	QS S&P 500 Index Fund 2019 Semi-Annual Report

QS S&P 500 Index Fund

Security	Shares	Value
Household Products — 1.7%
Church & Dwight Co. Inc.	2,549	$181,565
Clorox Co.	1,434	230,100
Colgate-Palmolive Co.	9,553	654,763
Kimberly-Clark Corp.	3,938	487,918
Procter & Gamble Co.	27,465	2,857,733
Total Household Products		4,412,079
Personal Products — 0.2%
Coty Inc., Class A Shares	6,050	69,575
Estee Lauder Cos. Inc., Class A Shares	2,333	386,228
Total Personal Products		455,803
Tobacco — 1.0%
Altria Group Inc.	20,777	1,193,223
Philip Morris International Inc.	17,237	1,523,578
Total Tobacco		2,716,801
Total Consumer Staples		19,105,719
Energy — 5.4%
Energy Equipment & Services — 0.6%
Baker Hughes a GE Co.	4,273	118,447
Halliburton Co.	10,174	298,098
Helmerich & Payne Inc.	1,517	84,284
National Oilwell Varco Inc.	4,715	125,608
Schlumberger Ltd.	15,682	683,265
TechnipFMC PLC	4,355	102,430
Total Energy Equipment & Services		1,412,132
Oil, Gas & Consumable Fuels — 4.8%
Anadarko Petroleum Corp.	5,725	260,373
Apache Corp.	4,731	163,976
Cabot Oil & Gas Corp.	4,506	117,607
Chevron Corp.	20,897	2,574,093
Cimarex Energy Co.	1,200	83,880
Concho Resources Inc.	2,150	238,564
ConocoPhillips	12,711	848,332
Devon Energy Corp.	4,322	136,402
Diamondback Energy Inc.	1,740	176,662
EOG Resources Inc.	6,456	614,482
Exxon Mobil Corp.	46,404	3,749,443
Hess Corp.	2,525	152,081
HollyFrontier Corp.	1,992	98,146

See Notes to Financial Statements.

QS S&P 500 Index Fund 2019 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

March 31, 2019

QS S&P 500 Index Fund

Security	Shares	Value
Oil, Gas & Consumable Fuels — continued
Kinder Morgan Inc.	21,418	$428,574
Marathon Oil Corp.	10,049	167,919
Marathon Petroleum Corp.	7,696	460,606
Noble Energy Inc.	5,769	142,667
Occidental Petroleum Corp.	7,734	511,991
ONEOK Inc.	4,646	324,477
Phillips 66	4,780	454,913
Pioneer Natural Resources Co.	1,883	286,743
Valero Energy Corp.	4,852	411,595
Williams Cos. Inc.	13,728	394,268
Total Oil, Gas & Consumable Fuels		12,797,794
Total Energy		14,209,926
Financials — 12.5%
Banks — 5.3%
Bank of America Corp.	99,566	2,747,026
BB&T Corp.	8,525	396,668
Citigroup Inc.	25,261	1,571,739
Citizens Financial Group Inc.	5,426	176,345
Comerica Inc.	2,037	149,353
Fifth Third Bancorp	7,961	200,776
First Republic Bank	1,960	196,902
Huntington Bancshares Inc.	9,409	119,306
JPMorgan Chase & Co.	36,548	3,699,754
KeyCorp	11,505	181,204
M&T Bank Corp.	1,349	211,820
People’s United Financial Inc.	4,395	72,254
PNC Financial Services Group Inc.	5,212	639,304
Regions Financial Corp.	10,481	148,306
SunTrust Banks Inc.	4,850	287,363
SVB Financial Group	517	114,960	*
U.S. Bancorp	17,040	821,158
Wells Fargo & Co.	44,056	2,128,786
Zions Bancorp NA	2,608	118,429
Total Banks		13,981,453
Capital Markets — 2.6%
Affiliated Managers Group Inc.	645	69,086
Ameriprise Financial Inc.	1,450	185,745
Bank of New York Mellon Corp.	10,028	505,712

See Notes to Financial Statements.

8	QS S&P 500 Index Fund 2019 Semi-Annual Report

QS S&P 500 Index Fund

Security	Shares	Value
Capital Markets — continued
BlackRock Inc.	1,359	$580,796
Cboe Global Markets Inc.	1,390	132,662
Charles Schwab Corp.	13,591	581,151
CME Group Inc.	3,970	653,382
E*TRADE Financial Corp.	2,689	124,850
Franklin Resources Inc.	3,205	106,214
Goldman Sachs Group Inc.	3,732	716,507
Intercontinental Exchange Inc.	6,470	492,626
Invesco Ltd.	5,259	101,551
Moody’s Corp.	1,792	324,513
Morgan Stanley	14,625	617,175
MSCI Inc.	914	181,740
Nasdaq Inc.	1,123	98,251
Northern Trust Corp.	2,391	216,170
Raymond James Financial Inc.	1,200	96,492
S&P Global Inc.	2,698	568,064
State Street Corp.	4,195	276,073
T Rowe Price Group Inc.	2,722	272,527
Total Capital Markets		6,901,287
Consumer Finance — 0.7%
American Express Co.	7,623	833,194
Capital One Financial Corp.	5,307	433,529
Discover Financial Services	3,949	281,011
Synchrony Financial	7,103	226,585
Total Consumer Finance		1,774,319
Diversified Financial Services — 1.6%
Berkshire Hathaway Inc., Class B Shares	21,456	4,310,296	*
Jefferies Financial Group Inc.	3,299	61,988
Total Diversified Financial Services		4,372,284
Insurance — 2.3%
Aflac Inc.	8,538	426,900
Allstate Corp.	3,858	363,347
American International Group Inc.	10,131	436,241
Aon PLC	2,732	466,352
Arthur J Gallagher & Co.	1,846	144,173
Assurant Inc.	718	68,145
Brighthouse Financial Inc.	1,140	41,371	*
Chubb Ltd.	5,203	728,836

See Notes to Financial Statements.

QS S&P 500 Index Fund 2019 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

March 31, 2019

QS S&P 500 Index Fund

Security	Shares	Value
Insurance — continued
Cincinnati Financial Corp.	1,588	$136,409
Everest Re Group Ltd.	424	91,567
Hartford Financial Services Group Inc.	3,849	191,372
Lincoln National Corp.	2,197	128,964
Loews Corp.	2,767	132,622
Marsh & McLennan Cos. Inc.	5,494	515,887
MetLife Inc.	10,341	440,216
Principal Financial Group Inc.	3,019	151,524
Progressive Corp.	6,614	476,803
Prudential Financial Inc.	4,749	436,338
Torchmark Corp.	1,095	89,735
Travelers Cos. Inc.	2,805	384,734
Unum Group	2,913	98,547
Willis Towers Watson PLC	1,392	244,505
Total Insurance		6,194,588
Total Financials		33,223,931
Health Care — 14.4%
Biotechnology — 2.3%
AbbVie Inc.	16,409	1,322,401
Alexion Pharmaceuticals Inc.	2,354	318,214	*
Amgen Inc.	6,919	1,314,472
Biogen Inc.	2,233	527,836	*
Celgene Corp.	7,741	730,286	*
Gilead Sciences Inc.	14,379	934,779
Incyte Corp.	2,078	178,729	*
Regeneron Pharmaceuticals Inc.	884	362,988	*
Vertex Pharmaceuticals Inc.	2,876	529,040	*
Total Biotechnology		6,218,745
Health Care Equipment & Supplies — 3.5%
Abbott Laboratories	19,508	1,559,469
ABIOMED Inc.	500	142,795	*
Align Technology Inc.	814	231,445	*
Baxter International Inc.	5,439	442,245
Becton Dickinson and Co.	3,005	750,439
Boston Scientific Corp.	15,073	578,502	*
Cooper Cos. Inc.	527	156,082
Danaher Corp.	6,876	907,769
DENTSPLY SIRONA Inc.	2,099	104,089

See Notes to Financial Statements.

10	QS S&P 500 Index Fund 2019 Semi-Annual Report

QS S&P 500 Index Fund

Security	Shares	Value
Health Care Equipment & Supplies — continued
Edwards Lifesciences Corp.	2,272	$434,702	*
Hologic Inc.	3,260	157,784	*
IDEXX Laboratories Inc.	959	214,432	*
Intuitive Surgical Inc.	1,242	708,660	*
Medtronic PLC	14,671	1,336,235
ResMed Inc.	1,710	177,789
Stryker Corp.	3,462	683,814
Teleflex Inc.	510	154,102
Varian Medical Systems Inc.	935	132,508	*
Zimmer Biomet Holdings Inc.	2,194	280,174
Total Health Care Equipment & Supplies		9,153,035
Health Care Providers & Services — 2.7%
AmerisourceBergen Corp.	1,629	129,538
Anthem Inc.	2,862	821,337
Cardinal Health Inc.	3,152	151,769
Centene Corp.	4,538	240,968	*
Cigna Corp.	4,273	687,184
CVS Health Corp.	14,528	783,495
DaVita Inc.	1,479	80,295	*
HCA Healthcare Inc.	3,032	395,312
Henry Schein Inc.	1,642	98,701	*
Humana Inc.	1,513	402,458
Laboratory Corp. of America Holdings	1,203	184,035	*
McKesson Corp.	2,205	258,117
Quest Diagnostics Inc.	1,258	113,119
UnitedHealth Group Inc.	10,590	2,618,483
Universal Health Services Inc., Class B Shares	799	106,882
WellCare Health Plans Inc.	560	151,060	*
Total Health Care Providers & Services		7,222,753
Health Care Technology — 0.1%
Cerner Corp.	3,755	214,823	*
Life Sciences Tools & Services — 1.0%
Agilent Technologies Inc.	3,664	294,512
Illumina Inc.	1,671	519,163	*
IQVIA Holdings Inc.	1,749	251,594	*
Mettler-Toledo International Inc.	286	206,778	*
PerkinElmer Inc.	999	96,264
Thermo Fisher Scientific Inc.	4,392	1,202,178
Waters Corp.	803	202,123	*
Total Life Sciences Tools & Services		2,772,612

See Notes to Financial Statements.

QS S&P 500 Index Fund 2019 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

March 31, 2019

QS S&P 500 Index Fund

Security	Shares	Value
Pharmaceuticals — 4.8%
Allergan PLC	3,573	$523,123
Bristol-Myers Squibb Co.	18,194	868,036
Eli Lilly & Co.	10,347	1,342,627
Johnson & Johnson	29,564	4,132,752
Merck & Co. Inc.	28,828	2,397,625
Mylan NV	5,798	164,315	*
Nektar Therapeutics	1,850	62,160	*
Perrigo Co. PLC	1,347	64,871
Pfizer Inc.	62,422	2,651,062
Zoetis Inc.	5,128	516,236
Total Pharmaceuticals		12,722,807
Total Health Care		38,304,775
Industrials — 9.4%
Aerospace & Defense — 2.5%
Arconic Inc.	4,439	84,829
Boeing Co.	5,845	2,229,400
General Dynamics Corp.	3,051	516,473
Harris Corp.	1,242	198,360
Huntington Ingalls Industries Inc.	530	109,816
L3 Technologies Inc.	942	194,400
Lockheed Martin Corp.	2,723	817,336
Northrop Grumman Corp.	1,978	533,269
Raytheon Co.	3,077	560,260
Textron Inc.	2,736	138,606
TransDigm Group Inc.	524	237,891	*
United Technologies Corp.	8,725	1,124,565
Total Aerospace & Defense		6,745,205
Air Freight & Logistics — 0.6%
CH Robinson Worldwide Inc.	1,644	143,012
Expeditors International of Washington Inc.	1,952	148,157
FedEx Corp.	2,525	458,060
United Parcel Service Inc., Class B Shares	7,849	877,047
Total Air Freight & Logistics		1,626,276
Airlines — 0.4%
Alaska Air Group Inc.	1,196	67,120
American Airlines Group Inc.	4,217	133,932
Delta Air Lines Inc.	7,216	372,706
Southwest Airlines Co.	5,479	284,415
United Continental Holdings Inc.	2,621	209,103	*
Total Airlines		1,067,276

See Notes to Financial Statements.

12	QS S&P 500 Index Fund 2019 Semi-Annual Report

QS S&P 500 Index Fund

Security	Shares	Value
Building Products — 0.3%
Allegion PLC	914	$82,909
AO Smith Corp.	1,780	94,910
Fortune Brands Home & Security Inc.	1,137	54,132
Johnson Controls International PLC	9,975	368,476
Masco Corp.	3,189	125,360
Total Building Products		725,787
Commercial Services & Supplies — 0.4%
Cintas Corp.	971	196,249
Copart Inc.	2,400	145,416	*
Republic Services Inc.	2,393	192,349
Rollins Inc.	1,695	70,546
Waste Management Inc.	4,477	465,205
Total Commercial Services & Supplies		1,069,765
Construction & Engineering — 0.1%
Fluor Corp.	1,762	64,842
Jacobs Engineering Group Inc.	1,331	100,078
Quanta Services Inc.	1,672	63,101
Total Construction & Engineering		228,021
Electrical Equipment — 0.5%
AMETEK Inc.	2,761	229,080
Eaton Corp. PLC	4,990	401,994
Emerson Electric Co.	6,990	478,605
Rockwell Automation Inc.	1,323	232,134
Total Electrical Equipment		1,341,813
Industrial Conglomerates — 1.5%
3M Co.	6,486	1,347,661
General Electric Co.	94,745	946,503
Honeywell International Inc.	8,288	1,317,129
Roper Technologies Inc.	1,136	388,478
Total Industrial Conglomerates		3,999,771
Machinery — 1.6%
Caterpillar Inc.	6,544	886,646
Cummins Inc.	1,745	275,483
Deere & Co.	3,590	573,826
Dover Corp.	1,361	127,662
Flowserve Corp.	1,680	75,835
Fortive Corp.	3,337	279,941

See Notes to Financial Statements.

QS S&P 500 Index Fund 2019 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

March 31, 2019

QS S&P 500 Index Fund

Security	Shares	Value
Machinery — continued
Illinois Tool Works Inc.	3,325	$477,237
Ingersoll-Rand PLC	2,751	296,970
PACCAR Inc.	3,723	253,685
Parker-Hannifin Corp.	1,369	234,948
Pentair PLC	1,988	88,486
Snap-on Inc.	634	99,234
Stanley Black & Decker Inc.	1,704	232,034
Wabtec Corp.	1,486	109,548
Xylem Inc.	2,084	164,719
Total Machinery		4,176,254
Professional Services — 0.3%
Equifax Inc.	1,441	170,759
IHS Markit Ltd.	3,900	212,082	*
Nielsen Holdings PLC	3,464	81,993
Robert Half International Inc.	1,065	69,395
Verisk Analytics Inc.	1,678	223,174
Total Professional Services		757,403
Road & Rail — 1.0%
CSX Corp.	9,055	677,495
J.B. Hunt Transport Services Inc.	931	94,301
Kansas City Southern	1,010	117,140
Norfolk Southern Corp.	3,012	562,913
Union Pacific Corp.	8,042	1,344,622
Total Road & Rail		2,796,471
Trading Companies & Distributors — 0.2%
Fastenal Co.	3,137	201,740
United Rentals Inc.	1,018	116,307	*
W.W. Grainger Inc.	488	146,854
Total Trading Companies & Distributors		464,901
Total Industrials		24,998,943
Information Technology — 21.0%
Communications Equipment — 1.2%
Arista Networks Inc.	550	172,953	*
Cisco Systems Inc.	49,511	2,673,099
F5 Networks Inc.	622	97,610	*
Juniper Networks Inc.	4,447	117,712
Motorola Solutions Inc.	1,711	240,259
Total Communications Equipment		3,301,633

See Notes to Financial Statements.

14	QS S&P 500 Index Fund 2019 Semi-Annual Report

QS S&P 500 Index Fund

Security	Shares	Value
Electronic Equipment, Instruments & Components — 0.5%
Amphenol Corp., Class A Shares	3,264	$308,252
Corning Inc.	8,695	287,804
FLIR Systems Inc.	1,536	73,083
IPG Photonics Corp.	440	66,783	*
Keysight Technologies Inc.	2,180	190,096	*
TE Connectivity Ltd.	3,450	278,588
Total Electronic Equipment, Instruments & Components		1,204,606
IT Services — 5.1%
Accenture PLC, Class A Shares	7,098	1,249,390
Akamai Technologies Inc.	1,641	117,676	*
Alliance Data Systems Corp.	617	107,963
Automatic Data Processing Inc.	4,817	769,468
Broadridge Financial Solutions Inc.	1,405	145,684
Cognizant Technology Solutions Corp., Class A Shares	6,152	445,712
DXC Technology Co.	2,997	192,737
Fidelity National Information Services Inc.	3,706	419,149
Fiserv Inc.	4,452	393,022	*
FleetCor Technologies Inc.	1,000	246,590	*
Gartner Inc.	1,110	168,365	*
Global Payments Inc.	1,556	212,425
International Business Machines Corp.	10,093	1,424,122
Jack Henry & Associates Inc.	880	122,091
Mastercard Inc., Class A Shares	10,038	2,363,447
Paychex Inc.	3,605	289,121
PayPal Holdings Inc.	12,871	1,336,525	*
Total System Services Inc.	1,857	176,433
VeriSign Inc.	1,155	209,702	*
Visa Inc., Class A Shares	19,361	3,023,995
Western Union Co.	4,242	78,350
Total IT Services		13,491,967
Semiconductors & Semiconductor Equipment — 3.9%
Advanced Micro Devices Inc.	9,039	230,675	*
Analog Devices Inc.	4,189	440,976
Applied Materials Inc.	11,287	447,642
Broadcom Inc.	4,516	1,358,006
Intel Corp.	50,409	2,706,963
KLA-Tencor Corp.	1,687	201,445

See Notes to Financial Statements.

QS S&P 500 Index Fund 2019 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

March 31, 2019

QS S&P 500 Index Fund

Security	Shares	Value
Semiconductors & Semiconductor Equipment — continued
Lam Research Corp.	1,703	$304,854
Maxim Integrated Products Inc.	3,180	169,081
Microchip Technology Inc.	2,762	229,136
Micron Technology Inc.	12,299	508,318	*
NVIDIA Corp.	6,643	1,192,817
Qorvo Inc.	1,184	84,928	*
QUALCOMM Inc.	13,592	775,152
Skyworks Solutions Inc.	1,921	158,444
Texas Instruments Inc.	10,717	1,136,752
Xilinx Inc.	2,742	347,658
Total Semiconductors & Semiconductor Equipment		10,292,847
Software — 6.3%
Adobe Inc.	5,345	1,424,389	*
ANSYS Inc.	887	162,064	*
Autodesk Inc.	2,372	369,605	*
Cadence Design Systems Inc.	2,948	187,227	*
Citrix Systems Inc.	1,275	127,067
Fortinet Inc.	1,650	138,550	*
Intuit Inc.	2,852	745,541
Microsoft Corp.	85,291	10,059,221
Oracle Corp.	28,408	1,525,794
Red Hat Inc.	2,025	369,967	*
salesforce.com Inc.	8,532	1,351,213	*
Symantec Corp.	7,599	174,701
Synopsys Inc.	1,464	168,580	*
Total Software		16,803,919
Technology Hardware, Storage & Peripherals — 4.0%
Apple Inc.	49,713	9,442,984
Hewlett Packard Enterprise Co.	15,686	242,035
HP Inc.	18,351	356,560
NetApp Inc.	2,943	204,068
Seagate Technology PLC	3,112	149,034
Western Digital Corp.	2,852	137,067
Xerox Corp.	1,849	59,131
Total Technology Hardware, Storage & Peripherals		10,590,879
Total Information Technology		55,685,851

See Notes to Financial Statements.

16	QS S&P 500 Index Fund 2019 Semi-Annual Report

QS S&P 500 Index Fund

Security	Shares	Value
Materials — 2.6%
Chemicals — 2.0%
Air Products & Chemicals Inc.	2,335	$445,892
Albemarle Corp.	1,240	101,655
Celanese Corp.	1,430	141,012
CF Industries Holdings Inc.	2,739	111,970
DowDuPont Inc.	25,026	1,334,136
Eastman Chemical Co.	1,766	134,004
Ecolab Inc.	2,758	486,897
FMC Corp.	1,706	131,055
International Flavors & Fragrances Inc.	967	124,540
Linde PLC	6,109	1,074,756
LyondellBasell Industries NV, Class A Shares	3,199	268,972
Mosaic Co.	4,383	119,700
PPG Industries Inc.	2,562	289,173
Sherwin-Williams Co.	907	390,654
Total Chemicals		5,154,416
Construction Materials — 0.1%
Martin Marietta Materials Inc.	775	155,915
Vulcan Materials Co.	1,591	188,374
Total Construction Materials		344,289
Containers & Packaging — 0.3%
Avery Dennison Corp.	1,026	115,938
Ball Corp.	3,966	229,473
International Paper Co.	4,090	189,244
Packaging Corp. of America	1,140	113,293
Sealed Air Corp.	1,947	89,679
Westrock Co.	3,002	115,127
Total Containers & Packaging		852,754
Metals & Mining — 0.2%
Freeport-McMoRan Inc.	16,084	207,323
Newmont Mining Corp.	5,714	204,390
Nucor Corp.	3,332	194,422
Total Metals & Mining		606,135
Total Materials		6,957,594
Real Estate — 3.0%
Equity Real Estate Investment Trusts (REITs) — 2.9%
Alexandria Real Estate Equities Inc.	1,165	166,082
American Tower Corp.	4,927	970,915

See Notes to Financial Statements.

QS S&P 500 Index Fund 2019 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

March 31, 2019

QS S&P 500 Index Fund

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) — continued
Apartment Investment & Management Co., Class A Shares	1,998	$100,479
AvalonBay Communities Inc.	1,502	301,496
Boston Properties Inc.	1,677	224,517
Crown Castle International Corp.	4,535	580,480
Digital Realty Trust Inc.	2,369	281,911
Duke Realty Corp.	4,280	130,882
Equinix Inc.	913	413,735
Equity Residential	3,996	300,979
Essex Property Trust Inc.	693	200,443
Extra Space Storage Inc.	1,580	161,018
Federal Realty Investment Trust	900	124,065
HCP Inc.	4,799	150,209
Host Hotels & Resorts Inc.	8,863	167,511
Iron Mountain Inc.	2,809	99,607
Kimco Realty Corp.	5,780	106,930
Macerich Co.	965	41,833
Mid-America Apartment Communities Inc.	1,420	155,249
Prologis Inc.	6,931	498,685
Public Storage	1,677	365,217
Realty Income Corp.	3,100	228,036
Regency Centers Corp.	1,820	122,832
SBA Communications Corp.	1,132	226,015	*
Simon Property Group Inc.	3,386	616,963
SL Green Realty Corp.	452	40,644
UDR Inc.	3,450	156,837
Ventas Inc.	3,955	252,369
Vornado Realty Trust	2,157	145,468
Welltower Inc.	4,093	317,617
Weyerhaeuser Co.	7,974	210,035
Total Equity Real Estate Investment Trusts (REITs)		7,859,059
Real Estate Management & Development — 0.1%
CBRE Group Inc., Class A Shares	3,209	158,685	*
Total Real Estate		8,017,744
Utilities — 3.2%
Electric Utilities — 1.9%
Alliant Energy Corp.	3,010	141,861
American Electric Power Co. Inc.	5,255	440,106
Duke Energy Corp.	7,787	700,830
Edison International	3,417	211,581
Entergy Corp.	2,216	211,916

See Notes to Financial Statements.

18	QS S&P 500 Index Fund 2019 Semi-Annual Report

QS S&P 500 Index Fund

Security		Shares	Value
Electric Utilities — continued
Evergy Inc.		3,160	$183,438
Eversource Energy		3,504	248,609
Exelon Corp.		10,756	539,198
FirstEnergy Corp.		5,168	215,041
NextEra Energy Inc.		5,212	1,007,584
Pinnacle West Capital Corp.		1,201	114,792
PPL Corp.		7,827	248,429
Southern Co.		11,208	579,229
Xcel Energy Inc.		5,801	326,074
Total Electric Utilities			5,168,688
Gas Utilities — 0.0%
Atmos Energy Corp.		1,300	133,809
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.		5,317	96,131
NRG Energy Inc.		3,403	144,560
Total Independent Power and Renewable Electricity Producers			240,691
Multi-Utilities — 1.1%
Ameren Corp.		2,600	191,230
CenterPoint Energy Inc.		5,024	154,237
CMS Energy Corp.		3,175	176,339
Consolidated Edison Inc.		3,408	289,032
Dominion Energy Inc.		8,463	648,774
DTE Energy Co.		2,014	251,226
NiSource Inc.		4,429	126,935
Public Service Enterprise Group Inc.		5,730	340,419
Sempra Energy		3,095	389,537
WEC Energy Group Inc.		3,569	282,237
Total Multi-Utilities			2,849,966
Water Utilities — 0.1%
American Water Works Co. Inc.		2,039	212,586
Total Utilities			8,605,740
Total Investments before Short-Term Investments (Cost — $104,284,818)			262,167,027

	Rate
Short-Term Investments — 1.3%
Invesco Treasury Portfolio, Institutional Class (Cost — $3,429,223)	2.371%	3,429,223	3,429,223
Total Investments — 99.9% (Cost — $107,714,041)			265,596,250
Other Assets in Excess of Liabilities — 0.1%			187,715
Total Net Assets — 100.0%			$265,783,965

*	Non-income producing security.

See Notes to Financial Statements.

QS S&P 500 Index Fund 2019 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

March 31, 2019

QS S&P 500 Index Fund

At March 31, 2019, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
E-mini S&P 500 Index	27	6/19	$3,727,334	$3,831,030	$103,696

See Notes to Financial Statements.

20	QS S&P 500 Index Fund 2019 Semi-Annual Report

Statement of assets and liabilities (unaudited)

March 31, 2019

Assets:
Investments, at value (Cost — $107,714,041)	$265,596,250
Dividends and interest receivable	237,533
Deposits with brokers for open futures contracts	194,647
Receivable from broker — variation margin on open futures contracts	23,252
Receivable for Fund shares sold	20,693
Prepaid expenses	20,711
Total Assets	266,093,086

Liabilities:
Payable for Fund shares repurchased	60,565
Investment management fee payable	52,402
Service and/or distribution fees payable	41,600
Trustees’ fees payable	2,713
Due to custodian	66
Accrued expenses	151,775
Total Liabilities	309,121
Total Net Assets	$265,783,965

Net Assets:
Par value (Note 7)	$103
Paid-in capital in excess of par value	104,494,052
Total distributable earnings (loss)	161,289,810
Total Net Assets	$265,783,965

Net Assets:
Class A	$246,852,935
Class D	$18,931,030

Shares Outstanding:
Class A	9,593,344
Class D	730,196

Net Asset Value:
Class A	$25.73
Class D	$25.93

See Notes to Financial Statements.

QS S&P 500 Index Fund 2019 Semi-Annual Report	21

Statement of operations (unaudited)

For the Six Months Ended March 31, 2019

Investment Income:
Dividends	$2,633,499
Interest	22,928
Total Investment Income	2,656,427

Expenses:
Investment management fee (Note 2)	323,714
Service and/or distribution fees (Notes 2 and 5)	240,974
Transfer agent fees (Note 5)	92,237
Fund accounting fees	32,396
Registration fees	24,162
Legal fees	23,230
Audit and tax fees	20,537
Standard & Poor’s license fees	12,949
Shareholder reports	11,554
Trustees’ fees	8,659
Custody fees	4,686
Insurance	2,241
Interest expense	125
Miscellaneous expenses	3,541
Total Expenses	801,005
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(54,740)
Net Expenses	746,265
Net Investment Income	1,910,162

Realized and Unrealized Gain (Loss) on Investments and Futures Contracts (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	6,970,883
Futures contracts	(175,833)
Net Realized Gain	6,795,050
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	(15,311,217)
Futures contracts	96,952
Change in Net Unrealized Appreciation (Depreciation)	(15,214,265)
Net Loss on Investments and Futures Contracts	(8,419,215)
Decrease in Net Assets From Operations	$(6,509,053)

See Notes to Financial Statements.

22	QS S&P 500 Index Fund 2019 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended March 31, 2019 (unaudited) and the Year Ended September 30, 2018	2019	2018

Operations:
Net investment income	$1,910,162	$3,590,414
Net realized gain	6,795,050	11,433,919
Change in net unrealized appreciation (depreciation)	(15,214,265)	28,151,645
Increase (Decrease) in Net Assets From Operations	(6,509,053)	43,175,978

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings(a)	(13,830,474)	(12,542,403)
Decrease in Net Assets From Distributions to Shareholders	(13,830,474)	(12,542,403)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	6,864,793	20,528,690
Reinvestment of distributions	13,721,737	12,465,914
Cost of shares repurchased	(19,197,409)	(38,524,642)
Increase (Decrease) in Net Assets From Fund Share Transactions	1,389,121	(5,530,038)
Increase (Decrease) in Net Assets	(18,950,406)	25,103,537

Net Assets:
Beginning of period	284,734,371	259,630,834
End of period(b)	$265,783,965	$284,734,371

(a)

Distributions from net investment income and from realized gains are no longer required to be separately disclosed. See Note 8. For the year ended September 30, 2018, distributions from net investment income and net realized gains were $3,500,008 and $9,042,395, respectively.

(b)

Parenthetical disclosure of undistributed net investment income is no longer required. See Note 8. For the year ended September 30, 2018, end of year net assets included undistributed net investment income of $2,484,970.

See Notes to Financial Statements.

QS S&P 500 Index Fund 2019 Semi-Annual Report	23

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class A Shares[1]	2019[2]	2018	2017	2016	2015	2014

Net asset value, beginning of period	$27.71	$24.81	$21.89	$19.57	$20.06	$17.09

Income (loss) from operations:
Net investment income	0.18	0.34	0.36	0.34	0.31	0.27
Net realized and unrealized gain (loss)	(0.81)	3.78	3.45	2.52	(0.54)	2.95
Total income (loss) from operations	(0.63)	4.12	3.81	2.86	(0.23)	3.22

Less distributions from:
Net investment income	(0.34)	(0.34)	(0.38)	(0.40)	(0.26)	(0.25)
Net realized gains	(1.01)	(0.88)	(0.51)	(0.14)	—	—
Total distributions	(1.35)	(1.22)	(0.89)	(0.54)	(0.26)	(0.25)

Net asset value, end of period	$25.73	$27.71	$24.81	$21.89	$19.57	$20.06
Total return[3]	(1.99)%	17.19%	17.95%	14.82%	(1.21)%	19.01%

Net assets, end of period (millions)	$247	$265	$247	$232	$223	$240

Ratios to average net assets:
Gross expenses	0.63%[6]	0.62%	0.60%	0.61%	0.61%	0.62%
Net expenses[4,5]	0.59 [6]	0.59	0.59	0.59	0.59	0.59
Net investment income	1.46 [6]	1.30	1.57	1.62	1.48	1.45

Portfolio turnover rate	1%	2%	2%	3%	2%	12%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2019 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Reflects fee waivers and/or expense reimbursements.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.59%. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent.

[6]	Annualized.

See Notes to Financial Statements.

24	QS S&P 500 Index Fund 2019 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class D Shares[1]	2019[2]	2018	2017	2016	2015	2014

Net asset value, beginning of period	$27.94	$25.01	$22.05	$19.71	$20.20	$17.21

Income (loss) from operations:
Net investment income	0.21	0.39	0.41	0.38	0.35	0.31
Net realized and unrealized gain (loss)	(0.82)	3.81	3.48	2.54	(0.54)	2.96
Total income (loss) from operations	(0.61)	4.20	3.89	2.92	(0.19)	3.27

Less distributions from:
Net investment income	(0.39)	(0.39)	(0.42)	(0.44)	(0.30)	(0.28)
Net realized gains	(1.01)	(0.88)	(0.51)	(0.14)	—	—
Total distributions	(1.40)	(1.27)	(0.93)	(0.58)	(0.30)	(0.28)

Net asset value, end of period	$25.93	$27.94	$25.01	$22.05	$19.71	$20.20
Total return[3]	(1.89)%	17.40%	18.24%	15.05%	(1.01)%	19.23%

Net assets, end of period (000s)	$18,931	$19,260	$12,759	$9,742	$8,387	$9,003

Ratios to average net assets:
Gross expenses	0.45%[6]	0.45%	0.44%	0.45%	0.44%	0.53%
Net expenses[4,5]	0.39 [6]	0.39	0.39	0.39	0.39	0.39
Net investment income	1.66 [6]	1.50	1.77	1.82	1.68	1.65

Portfolio turnover rate	1%	2%	2%	3%	2%	12%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2019 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Reflects fee waivers and/or expense reimbursements.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class D shares did not exceed 0.39%. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent.

[6]	Annualized.

See Notes to Financial Statements.

QS S&P 500 Index Fund 2019 Semi-Annual Report	25

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

QS S&P 500 Index Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of

26	QS S&P 500 Index Fund 2019 Semi-Annual Report

Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

QS S&P 500 Index Fund 2019 Semi-Annual Report	27

Notes to financial statements (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs ( Level 3)	Total
Common stocks†	$262,167,027	—	—	$262,167,027
Short-term investments†	3,429,223	—	—	3,429,223
Total investments	$265,596,250	—	—	$265,596,250
Other financial instruments:
Futures contracts	$103,696	—	—	$103,696
Total	$265,699,946	—	—	$265,699,946

†	See Schedule of Investments for additional detailed categorizations.

(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

28	QS S&P 500 Index Fund 2019 Semi-Annual Report

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of March 31, 2019, the Fund did not have any open OTC derivative transactions with credit related contingent features in a net liability position.

(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults

QS S&P 500 Index Fund 2019 Semi-Annual Report	29

Notes to financial statements (unaudited) (cont’d)

or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(e) REIT distributions. The character of distributions received from Real Estate Investment Trusts (‘‘REITs’’) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

(f) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(h) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(i) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of September 30, 2018, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(j) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

30	QS S&P 500 Index Fund 2019 Semi-Annual Report

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and QS Investors, LLC (“QS Investors”) is the Fund’s subadviser. Western Asset Management Company, LLC (“Western Asset”) manages the portion of the Fund’s cash and short-term instruments allocated to it. LMPFA, QS Investors and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.25% of the Fund’s average daily net assets .

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund, except for the management of the portion of the cash and short-term instruments allocated to Western Asset. For their services, LMPFA pays QS Investors and Western Asset monthly an aggregate fee equal to 70% of the net management fee it receives from the Fund.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A and Class D shares did not exceed 0.59% and 0.39%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

During the six months ended March 31, 2019, fees waived and/or expenses reimbursed amounted to $54,740.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended March 31, 2019, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$3,514,454
Sales	14,786,724

QS S&P 500 Index Fund 2019 Semi-Annual Report	31

Notes to financial statements (unaudited) (cont’d)

At March 31, 2019, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$107,714,041	$163,878,201	$(5,995,992)	$157,882,209
Futures contracts	—	103,696	—	103,696

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at March 31, 2019.

ASSET DERIVATIVES[1]
Equity Risk
Futures contracts[2]	$103,696

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]

Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended March 31, 2019. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Equity Risk
Futures contracts	$(175,833)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Equity Risk
Futures contracts	$96,952

During the six months ended March 31, 2019, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to buy)	$2,386,761

32	QS S&P 500 Index Fund 2019 Semi-Annual Report

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A shares calculated at the annual rate of 0.20% of the average daily net assets of the class. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended March 31, 2019, class specific expenses were as follows:

	Service and/or Distribution Fees		Transfer Agent Fees
Class A	$240,974	†	$84,359
Class D	—		7,878
Total	$240,974		$92,237

†	Amount shown is exclusive of expense reimbursements. For the six months ended March 31, 2019, the service and/or distribution fees reimbursed amounted to $77 for Class A shares.

For the six months ended March 31, 2019, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$49,455
Class D	5,285
Total	$54,740

6. Distributions to shareholders by class

	Six Months Ended March 31, 2019	Year Ended September 30, 2018
Net Investment Income:
Class A	$3,224,093	$3,311,246
Class D	275,912	188,762
Total	$3,500,005	$3,500,008

Net Realized Gains:
Class A	$9,617,304	$8,613,902
Class D	713,165	428,493
Total	$10,330,469	$9,042,395

7. Shares of beneficial interest

At March 31, 2019, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

QS S&P 500 Index Fund 2019 Semi-Annual Report	33

Notes to financial statements (unaudited) (cont’d)

Transactions in shares of each class were as follows:

	Six Months Ended March 31, 2019		Year Ended September 30, 2018
	Shares	Amount	Shares	Amount
Class A
Shares sold	235,455	$5,716,554	539,955	$13,904,797
Shares issued on reinvestment	522,473	12,732,660	478,734	11,848,658
Shares repurchased	(743,344)	(18,106,992)	(1,389,373)	(35,830,689)
Net increase (decrease)	14,584	$342,222	(370,684)	$(10,077,234)

Class D
Shares sold	44,566	$1,148,239	258,026	$6,623,893
Shares issued on reinvestment	40,305	989,077	24,779	617,256
Shares repurchased	(43,955)	(1,090,417)	(103,782)	(2,693,953)
Net increase	40,916	$1,046,899	179,023	$4,547,196

8. Recent accounting pronouncements

In August 2018, the Securities and Exchange Commission released its Final Rule on Disclosure Update and Simplification (the “Final Rule”) which is intended to simplify an issuer’s disclosure compliance efforts by removing redundant or outdated disclosure requirements without significantly altering the mix of information provided to investors. Effective with the current reporting period, the Fund adopted the Final Rule with the most notable impacts being that the Fund is no longer required to present the components of distributable earnings on the Statement of Assets and Liabilities or the sources of distributions to shareholders and the amount of undistributed net investment income on the Statements of Changes in Net Assets. The tax components of distributable earnings and distributions to shareholders continue to be disclosed within the Notes to Financial Statements.

The Fund has adopted the disclosure provisions of the Financial Accounting Standards Board Accounting Standards Update No. 2018-13, Fair Value Measurement (Topic 820) –Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”) which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13. The impact of the Fund’s adoption was limited to changes in the Fund’s financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy.

34	QS S&P 500 Index Fund 2019 Semi-Annual Report

Board approval of management and subadvisory agreements (unaudited)

At a meeting of the Trust’s Board of Trustees, the Board considered the re-approval for an annual period of the management agreement pursuant to which Legg Mason Partners Fund Advisor, LLC (the “Manager”) provides the Fund with investment advisory and administrative services, the sub-advisory agreement pursuant to which QS Investors, LLC (“QS Investors”) provides day-to-day management of the Fund’s portfolio, and the sub-advisory agreement pursuant to which Western Asset Management Company, LLC (“Western Asset” and, together with QS Investors, the “Sub-Advisers”) provides day-to-day management of the Fund’s cash and short-term instruments allocated to it by the Manager. (The management agreement and sub-advisory agreements are collectively referred to as the “Agreements.”) The Manager and the Sub-Advisers are wholly-owned subsidiaries of Legg Mason, Inc. The Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)) of the Fund were assisted in their review by Fund counsel and independent legal counsel and met with independent legal counsel in executive sessions separate from representatives of the Manager and the Sub-Advisers. The Independent Trustees requested and received information from the Manager and the Sub-Advisers they deemed reasonably necessary for their review of the Agreements and the performance of the Manager and the Sub-Advisers. Included was information about the Manager, the Sub-Advisers and the Fund’s distributor, as well as the management, sub-advisory and distribution arrangements and services provided to the Fund and other funds overseen by the Board. This information was initially reviewed by a special committee of the Independent Trustees and then by the full Board.

In voting to approve the Agreements, the Independent Trustees considered whether the approval of the Agreements would be in the best interests of the Fund and its shareholders, an evaluation based on several factors including those discussed below.

Nature, extent and quality of the services provided to the fund under the management agreement and sub-advisory agreements

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Sub-Advisers under the Management Agreement and Sub-Advisory Agreements, respectively, during the past year. The Trustees also considered the Manager’s supervisory activities over the Sub-Advisers. In addition, the Independent Trustees received and considered other information regarding the administrative and other services rendered to the Fund and its shareholders by the Manager. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Sub-Advisers and the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Sub-Advisers took into account the Board’s knowledge and familiarity gained as Trustees of funds in the Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Sub-Advisers and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager had expanded over time as a result of regulatory and

QS S&P 500 Index Fund	35

Board approval of management and subadvisory agreements (unaudited) (cont’d)

other developments, including maintaining and monitoring its own and the Fund’s compliance programs. The Board reviewed information received from the Manager and the Fund’s Chief Compliance Officer regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended.

The Board reviewed the qualifications, backgrounds and responsibilities of the Fund’s senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board considered the services provided to the Legg Mason fund complex and the Manager’s commitment to continue to provide effective and efficient investment management and shareholder services. The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial resources available to the Manager’s parent organization, Legg Mason, Inc.

The Board considered the division of responsibilities among the Manager and the Sub-Advisers and the oversight provided by the Manager. The Board also considered the brokerage policies and practices of the Manager and QS Investors, the standards applied in seeking best execution, their policies and practices regarding soft dollars, and the existence of quality controls applicable to brokerage allocation procedures. In addition, management also reported to the Board on, among other things, its business plans, recent organizational changes, portfolio manager compensation plan and policy regarding portfolio managers’ ownership of fund shares.

The Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the respective Agreement by the Manager and the Sub-Advisers.

Fund performance

The Board received and reviewed performance information for the Fund and for all retail and institutional S&P 500 index funds (the “Performance Universe”) selected by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data. The Board was provided with a description of the methodology Broadridge used to determine the similarity of the Fund with the funds included in the Performance Universe. The Trustees noted that they also had received and discussed with management at periodic intervals information on the investment performance of the Fund in comparison to similar mutual funds and its benchmark performance index. The information comparing the Fund’s performance to that of the Performance Universe was for the one-, three-, five- and ten-year periods ended June 30, 2018. The Fund performed below the median performance of the funds in the Performance Universe for each period. The Board reviewed performance information provided by the Manager for periods ended September 30, 2018, which showed that the Fund’s performance was below the Broadridge category average during the third quarter. The Board also reviewed information prepared by Broadridge comparing the Fund’s annualized total return for the three-year period ended June 30, 2018 in relation to the Fund’s standard deviation to that of the funds in the Performance Universe. The Trustees

36	QS S&P 500 Index Fund

noted that the Manager and QS Investors were committed to providing the resources necessary to assist the Fund’s portfolio managers. Based on its review, the Board generally was satisfied with the Fund’s performance relative to the S&P 500 Index. The Board determined to continue to evaluate the Fund’s performance and directed the Independent Trustees’ performance committee to continue to periodically review Fund performance with the Manager and report to the full Board during periods between Board meetings.

Management fees and expense ratios

The Board reviewed and considered the contractual management fee rate (the “Contractual Management Fee”) payable by the Fund to the Manager in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Sub-Advisers, respectively. The Board noted that the Manager, and not the Fund, pays the sub-advisory fees to the Sub-Advisers and, accordingly, that the retention of the Sub-Advisers does not increase the fees and expenses incurred by the Fund. In addition, the Board also reviewed and considered the actual management fee rate (the “Actual Management Fee”) paid by the Fund over the Fund’s last fiscal year which included reductions for fee waiver and/or expense reimbursement arrangements that were in effect for the Fund, which partially reduced the management fee paid to the Manager.

The Board reviewed information regarding the scope of services provided to the Fund by the Manager and its affiliates, noting that the Fund is provided with regulatory compliance and administrative services, office facilities and Fund officers (including the Fund’s chief financial, chief legal and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other fund service providers, including the Sub-Advisers.

The Board received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes. Management also discussed with the Board the Fund’s distribution arrangements, including how amounts received by the Fund’s distributor are expended, and the fees received and expenses incurred in connection with such arrangements by affiliates of the Manager.

Additionally, the Board received and considered information comparing the Fund’s Contractual Management Fee and Actual Management Fee and the Fund’s overall expense ratio with those of a group of six retail no-load pure index S&P 500 index funds selected by Broadridge as comparable to the Fund (the “Expense Group”), and a broader group of funds selected by Broadridge consisting of all retail no-load pure index S&P 500 index funds (the “Expense Universe”). This information showed that the Fund’s Contractual Management Fee was at the median of management fees paid by the funds in the Expense Group and that the Fund’s Actual Management Fee was higher than the median of management fees paid by the funds in the Expense Group and the Expense Universe. This information also showed that the Fund’s total expense ratio was higher than the median of the total expense ratios of the funds in the Expense Group and the funds in the Expense Universe. The Trustees also noted the Manager’s fee waiver and/or expense reimbursement arrangement.

QS S&P 500 Index Fund	37

Board approval of management and subadvisory agreements (unaudited) (cont’d)

Manager profitability

The Board received and considered a profitability analysis of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data as well as a report from an outside consultant that had reviewed the Manager’s methodology. The Board noted the profitability percentage ranges determined by appropriate court cases to be reasonable given the services rendered to investment companies. The Board determined that the Manager’s profitability was not excessive in light of the nature, extent and quality of the services provided to the Fund.

Economies of scale

The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Fund as the Fund’s assets grow, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders.

The Board noted that to the extent the Fund’s assets increase over time, the Fund and its shareholders should realize economies of scale as certain expenses, such as fixed fund fees, become a smaller percentage of overall assets. The Board noted that it appeared that the benefits of any economies of scale also would be appropriately shared with shareholders through increased investment in fund management and administration resources.

Taking all of the above into consideration, the Board determined that the management fee was reasonable in light of the comparative performance and expense information and the nature, extent and quality of the services provided to the Fund under the Agreements.

Other benefits to the manager

The Board considered other benefits received by the Manager and its affiliates, including the Sub-Advisers, as a result of the Manager’s relationship with the Fund, including the opportunity to offer additional products and services such as 529 College Savings Plans and retail managed accounts.

In light of the costs of providing investment management and other services to the Fund and the Manager’s ongoing commitment to the Fund, the profits and other ancillary benefits that the Manager and its affiliates received were considered reasonable.

Based on their discussions and considerations, including those described above, the Trustees approved the Management Agreement and the Sub-Advisory Agreements to continue for another year.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreements.

38	QS S&P 500 Index Fund

QS

S&P 500 Index Fund

Trustees

Paul R. Ades

Andrew L. Breech

Dwight B. Crane

Althea L. Duersten

Stephen R. Gross*

Susan M. Heilbron*

Frank G. Hubbard

Howard J. Johnson

Chairman

Jerome H. Miller

Ken Miller

Thomas F. Schlafly

Jane Trust

*	Effective February 6, 2019, Mr. Gross and Ms. Heilbron became Trustees.

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadvisers

QS Investors, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

The Bank of New York Mellon

Transfer agent

BNY Mellon Investment Servicing

(US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

QS S&P 500 Index Fund

The Fund is a separate investment series of Legg Mason Partners Equity Trust, a Maryland statutory trust.

QS S&P 500 Index Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Previously, the Fund filed a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-PORT and N-Q are available on the SEC’s website at www.sec.gov. To obtain information on Forms N-PORT and N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of QS S&P 500 Index Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2019 Legg Mason Investors Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Funds at 1-877-721-1926.

Revised April 2018

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2019 Legg Mason Investor Services, LLC Member FINRA, SIPC

FDXX010131 5/19 SR19-3598

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Equity Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	May 15, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	May 15, 2019

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	May 15, 2019